Employee Benefit Plans - Net Periodic Benefit Cost (Credit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Domestic Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 4,696		$ 4,430		$ 4,121
Discount rate (percent)	4.13%		4.99%		4.25%
Expected rate of return on plan assets (percent)	7.25%		7.25%		7.25%
Rate of compensation increase (percent)	3.00%		3.00%		3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 30	[1]	$ 58	[1]	$ 63
Interest cost	170	[1]	180	[1]	170
Expected return on assets	(333)		(315)		(292)
Amortization of:
Prior service cost (credit)	(1)		(15)		(16)
Net actuarial (gain) loss	111		125		205
Settlement (gain) loss	1		0		3
Curtailment (gain) loss	(30)		0		0
Special termination benefit charge	0		1		0
Net periodic benefit cost (credit)	(52)		34		133
Foreign Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 959		$ 898		$ 790
Discount rate (percent)	3.33%		4.29%		4.49%
Expected rate of return on plan assets (percent)	5.25%		6.26%		6.04%
Rate of compensation increase (percent)	3.29%		3.71%		3.49%
Components of net periodic benefit cost (credit):
Service cost	$ 32	[1]	$ 33	[1]	$ 36
Interest cost	38	[1]	43	[1]	38
Expected return on assets	(51)		(58)		(46)
Amortization of:
Prior service cost (credit)	0		1		0
Net actuarial (gain) loss	23		15		15
Settlement (gain) loss	0		0		0
Curtailment (gain) loss	0		0		0
Special termination benefit charge	0		0		0
Net periodic benefit cost (credit)	42		34		43
Domestic Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 92		$ 86		$ 80
Discount rate (percent)	4.13%		4.99%		4.25%
Expected rate of return on plan assets (percent)	7.25%		7.25%		7.25%
Rate of compensation increase (percent)	3.00%		3.00%		3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 1	[1]	$ 1	[1]	$ 2
Interest cost	8	[1]	11	[1]	9
Expected return on assets	(6)		(6)		(6)
Amortization of:
Prior service cost (credit)	(10)		(10)		(10)
Net actuarial (gain) loss	10		11		12
Settlement (gain) loss	0		0		0
Curtailment (gain) loss	0		0		0
Special termination benefit charge	0		0		0
Net periodic benefit cost (credit)	$ 3		$ 7		$ 7
Foreign Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Discount rate (percent)	3.10%		4.21%		4.50%
Components of net periodic benefit cost (credit):
Service cost	$ 0	[1]	$ 0	[1]	$ 0
Interest cost	0	[1]	0	[1]	0
Expected return on assets	0		0		0
Amortization of:
Prior service cost (credit)	0		0		0
Net actuarial (gain) loss	0		0		0
Settlement (gain) loss	0		0		0
Curtailment (gain) loss	0		0		0
Special termination benefit charge	0		0		0
Net periodic benefit cost (credit)	$ 0		$ 0		$ 0

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.